Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Parenthetical) (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Line of credit maximum borrowing capacity	€ 58,020,000		€ 21,370,000	€ 14,350,000
Line of credit cumulative amount drawn	49,307,000	€ 5,078,000	5,077,717	8,542,000
Interest expenses on bank borrowings	1,245,474,000	€ 289,259,000
Interest payable on bank borrowing current			60,471	72,351
Payable to shareholder towards loan borrowed				48,400
Loan balance offset by capital increases				364,233
Credit accounts with shareholders	11,900		41,906	60,081
Loan from government entity	€ 1,109,467		862,726	373,409
Interest expenses on borrowings			2,864	7,578
Interest expenses from bank loans			€ 722,169	€ 534,038